OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Advances from customers		$ 5,700	$ 17
Accrued expenses		3,346	3,011
Accrued taxes		3,356	2,311
Holdback and contingent earnout		484
Provision for returns	[1]	191
Others		144	255
Total other payables and accrued expenses		13,695	5,742
Foreign Exchange Contract [Member]
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Foreign currency derivative contracts		$ 474	$ 148

[1]	Following the adoption of ASC 606, the provision for return was recorded as part of other payables and accrued expenses as of December 31, 2018.